CONSOLIDATED CONDENSED BALANCE SHEETS - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	$ 26,384,000	$ 5,098,000	$ 31,715,000
Restricted cash	5,475,000	5,475,000	5,475,000
Accounts receivable, net of allowance	4,192,000	2,903,000	4,328,000
Prepaid expenses and other current assets	1,370,000	965,000	2,126,000
Contract assets	2,649,000	3,796,000
Current assets held for sale			22,219,000
Total current assets	40,070,000	18,237,000	65,863,000
Property and equipment - net	24,481,000	20,852,000	10,968,000
Goodwill	9,393,000	9,393,000	9,393,000
Investment in equity method investees	4,240,000	3,277,000	4,231,000
Intangible assets - net	3,158,000	3,831,000	5,182,000
Satellite procurement work in process	45,723,000	62,664,000	67,030,000
Other assets	8,432,000	1,661,000	697,000
Total assets	135,497,000	119,915,000	163,364,000
Current liabilities:
Accounts payable and accrued liabilities	23,070,000	7,966,000	8,193,000
Amounts payable to equity method investees	584,000	8,762,000	11,460,000
Contract liabilities - current	15,948,000	14,537,000	7,952,000
Debt - current portion	19,672,000	16,739,000	41,198,000
Other current liabilities	39,878,000	7,439,000	281,000
Current liabilities held for sale			31,216,000
Total current liabilities	99,152,000	55,443,000	100,300,000
Liability for estimated contract losses	5,205,000	6,252,000
Long-term liabilities	4,314,000	3,605,000	2,544,000
Long-term contract liabilities	196,000	2,559,000
Long-term debt - net of current portion	156,873,000	84,869,000	78,815,000
Total liabilities	265,740,000	152,728,000	181,659,000
Commitments and contingencies (Note 20)
Temporary Equity [Abstract]
Redeemable convertible preferred stock	174,568,000	174,568,000	171,321,000
Stockholders' (Deficit) Equity
Treasury stock	12,500,000	12,500,000	12,500,000
Additional paid-in capital	136,351,000	29,101,000	26,681,000
Accumulated other comprehensive loss	(541,000)
Accumulated deficit	(428,125,000)	(223,984,000)	(203,799,000)
Total Stockholders' (Deficit) Equity	(304,811,000)	(207,381,000)	(189,616,000)
Total liabilities, redeemable convertible preferred stock and stockholders' deficit	135,497,000	119,915,000	163,364,000
Class A Common Stock [Member]
Stockholders' (Deficit) Equity
Common Stock	3,000	1,000	1,000
Total Stockholders' (Deficit) Equity	3,000	1,000	1,000
Class B Common Stock
Stockholders' (Deficit) Equity
Common Stock	1,000	1,000	1,000
Total Stockholders' (Deficit) Equity	1,000	1,000	1,000
Series A redeemable convertible preferred stock [Member]
Temporary Equity [Abstract]
Redeemable convertible preferred stock	7,495,000	7,495,000	7,495,000
Series B redeemable convertible preferred stock [Member]
Temporary Equity [Abstract]
Redeemable convertible preferred stock	21,405,000	21,405,000	21,405,000
Series B-1 redeemable convertible preferred stock [Member]
Temporary Equity [Abstract]
Redeemable convertible preferred stock	24,138,000	24,138,000	24,138,000
Series C redeemable convertible preferred stock [Member]
Temporary Equity [Abstract]
Redeemable convertible preferred stock	121,530,000	121,530,000	118,283,000
OSPREY TECHNOLOGY ACQUISITION CORP.
Current assets
Cash	52,304	399,516	1,083,611
Prepaid expenses	79,167	90,424	202,472
Prepaid income taxes	255,364	255,364
Total current assets	386,835	745,304	1,286,083
Deferred tax asset			1,361
Marketable securities held in Trust Account	317,984,713	318,041,728	316,958,514
Total assets	318,371,548	318,787,032	318,245,958
Current liabilities:
Accounts payable and accrued liabilities	4,709,683	2,157,963	181,732
Advance from related party	107,000
Income tax payable			94,636
Total current liabilities	4,816,683	2,157,963	276,368
Warrant liabilities	47,352,375	35,731,875	21,807,000
Deferred underwriting fee payable	11,068,750	11,068,750	11,068,750
Total liabilities	63,237,808	48,958,588	33,152,118
Commitments and contingencies (Note 20)
Class A Common Stock subject to possible redemption, 31,625,000 and 26,315,833 shares at redemption value as of June 30, 2021 and December 31, 2020, respectively	318,220,077	264,828,435	280,093,836
Stockholders' (Deficit) Equity
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding	0	0	0
Additional paid-in capital		27,475,941	12,210,705
Accumulated deficit	(63,087,128)	(22,477,253)	(7,211,857)
Total Stockholders' (Deficit) Equity	(63,086,337)	5,000,009	5,000,004
Total liabilities, redeemable convertible preferred stock and stockholders' deficit	318,371,548	318,787,032	318,245,958
OSPREY TECHNOLOGY ACQUISITION CORP. | Class A Common Stock [Member]
Current liabilities:
Class A Common Stock subject to possible redemption, 31,625,000 and 26,315,833 shares at redemption value as of June 30, 2021 and December 31, 2020, respectively	318,220,077
Stockholders' (Deficit) Equity
Common Stock		530	365
Total Stockholders' (Deficit) Equity		530	365
OSPREY TECHNOLOGY ACQUISITION CORP. | Class B Common Stock
Stockholders' (Deficit) Equity
Common Stock	791	791	791
Total Stockholders' (Deficit) Equity	$ 791	$ 791	$ 791